Current Provisions - Movements in Provisions (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of other provisions [Line Items]
Beginning balance	$ 29,352
Ending balance	1,998	$ 67
Provisions for deficiency compensation [member]
Disclosure of other provisions [Line Items]
Beginning balance	29,352
Provision	5,204
Reversal	(1,967)
Payment	(30,591)
Ending balance	$ 1,998